ACCOUNTS PAYABLE AND OTHER (Tables) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Operating expense	$ 45,519	$ 32,388
Schedule of accounts payable and other liabilities

AS AT DEC. 31 (MILLIONS)	2018	2017
Accounts payable	$6,873	$5,158
Provisions	2,830	1,651
Other liabilities	14,286	11,156
Total	$23,989	$17,965

Disclosure of current and non-current accounts payable and other [Table Text Block]
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2018	2017
Current	$14,337	$11,148
Non-current	9,652	6,817
Total	$23,989	$17,965

Schedule of post-employment benefit plans

AS AT DEC. 31 (MILLIONS)	2018	2017
Plan assets	$1,981	$516
Less accrued benefit obligation:
Defined benefit pension plan	(2,548)	(685)
Other post-employment benefits	(148)	(90)
Net liability	(715)	(259)
Less: net actuarial gains (losses) and other	(10)	(2)
Accrued benefit liability	$(725)	$(261)